RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	May 31, 2017	Aug. 31, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 7 – RELATED PARTY TRANSACTIONS

During the nine months ended May 31, 2017 and 2016, the Company received advances from shareholders, one of whom is a director and officer of the Company, in the amount of $39,615 and $8,183, respectively, to pay for expenses. The amounts due to the related parties are unsecured and non-interest bearing with no set terms of repayment.

During the nine months ended May 31, 2017 and 2016, the Company incurred management fees of $13,135 and $0, respectively, to the director and officer of the Company.

As of May 31, 2017, and August 31, 2016, the Company owed to related parties $84,980 and $45,365, respectively.

NOTE 6 - RELATED PARTY TRANSACTIONS

From inception and through to the change of control on October 20, 2015, the Company received advances from a former Director in the amount of $40,057 to pay for operating expenses on behalf of the Company. The former Director forgave $37,557, which was recorded as contributed capital, and the rest of $2,500 was taken against stock subscription owed by him to the Company.

During the year ended August 31, 2016, the Company received advances from shareholders, one of whom is a director and officer of the Company, in the amount of $48,413 to pay for accounts payable, of which the Company repaid $3,125. The amounts due to the related parties are unsecured and non-interest bearing with no set terms of repayment.

As of August 31, 2016 and 2015, the Company owed to related parties $45,365 and $6,352, respectively.